RELATED PARTY TRANSACTIONS, Related Party Loans (Details) - Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member] - Working Capital Loans [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Loans [Abstract]
Conversion price (in dollars per share)	$ 1.00
Borrowings outstanding	$ 0	$ 0
Maximum [Member]
Related Party Loans [Abstract]
Related party transaction amount	$ 1,500,000